Other Financial Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Gains on sale of nonstrategic properties	$ 143,000,000	$ 390,000,000	$ 785,000,000
Loss for impairments and other assets write-offs	(1,950,000,000)	(1,075,000,000)
Net benefit	(655,000,000)
Loss on extinguishment of debt			(260,000,000)
Pension settlement costs		271,000,000	$ 519,000,000
Environmental Remediation Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]			Selling, general and administrative expenses
Goodwill	4,722,000,000	4,722,000,000
Total financing interest and debt costs	617,000,000	630,000,000	$ 775,000,000
Less: capitalized interest	148,000,000	114,000,000	63,000,000
Interest and debt expense	469,000,000	516,000,000	712,000,000
Research and development expenses	320,000,000	268,000,000	268,000,000
Excess of replacement cost over the carrying value of inventories (LIFO method)	6,455,000,000	9,061,000,000	5,588,000,000
LIFO profits (losses) on inventory drawdowns included in earnings	14,000,000	122,000,000	35,000,000
Foreign currency effects	(224,000,000)	669,000,000	306,000,000
Company share of equity affiliates foreign currency effects	(11,000,000)	253,000,000	180,000,000
Downstream
Business Acquisition [Line Items]
Gains on sale of nonstrategic properties	33,000,000	90,000,000	30,000,000
Loss on legal reserves			(110,000,000)
Goodwill	352,000,000
Upstream
Business Acquisition [Line Items]
Gains on sale of nonstrategic properties	110,000,000	300,000,000	755,000,000
Loss for impairments and other assets write-offs	(1,765,000,000)
Loss on contract termination		$ (600,000,000)
Remediation expense			$ 120,000,000
Goodwill	4,370,000,000
Goodwill impairment loss	$ 0